CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
Formation and operating costs				$ 73,132,000
Loss from operations				(64,839,000)
Other income (expense):
Loss before income taxes				(74,038,000)
Provision for income taxes				(17,000)
Net loss				$ (74,055,000)
Weighted Average Number of Shares Outstanding, Basic				2,161,848
Weighted Average Number of Shares Outstanding, Diluted				2,161,848
Earnings Per Share, Basic				$ (98.79)
Earnings Per Share, Diluted				$ (98.79)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
General and administrative expenses	$ 1,113,342	$ 184,615	$ 185,615	$ 1,518,286
Loss from operations	(1,113,342)	(184,615)	(185,615)	(1,518,286)
Other income (expense):
Interest earned on marketable securities held in Trust Account	138,117	96,143	96,143	142,997
Unrealized gain (loss) on marketable securities held in Trust Account	(106,039)	41,496	41,496	2,231
Change in fair value of warrant liabilities	(13,174,144)	613,900	613,900	(2,284,340)
Transaction costs associated with the Initial Public Offering	0	(671,901)	(671,901)	0
Total other income (expense), net	(13,142,066)	79,638	79,638	(2,139,112)
Loss before income taxes	(14,255,408)	(104,977)	(105,977)	(3,657,398)
Provision for income taxes	0	(8,714)	(8,714)	0
Net loss	$ (14,255,408)	$ (113,691)	$ (114,691)	$ (3,657,398)
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	27,600,000	25,780,220	10,761,468	27,600,000
Weighted Average Number of Shares Outstanding, Diluted	27,600,000	27,600,000	10,761,468	25,780,220
Earnings Per Share, Basic	$ (0.41)		$ (0.01)	$ (0.11)
Earnings Per Share, Diluted	$ (0.41)	$ (0.11)	$ (0.01)	$ 0.00
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Other income (expense):
Weighted Average Number of Shares Outstanding, Basic	6,900,000	6,840,659	6,350,917	6,900,000
Weighted Average Number of Shares Outstanding, Diluted	6,900,000	6,900,000	6,350,917	6,840,659
Earnings Per Share, Basic	$ (0.41)	$ 0.00	$ (0.01)	$ (0.11)
Earnings Per Share, Diluted	$ (0.41)	$ (0.11)	$ (0.010)	$ (0.01)